As Filed with the Securities and Exchange Commission on July 24, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-09447

Jacob Funds Inc.
(Exact name of Registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
 (Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Internet - Commerce - 16.4%
2,200	Amazon.com, Inc. *	$687,610
16,000	Ctrip.com International Ltd. - ADR *^	886,720
16,000	eBay Inc. *	811,680
120,000	E-House (China) Holdings Ltd. - ADR ^	1,130,400
14,600	Expedia, Inc.	1,070,180
39,126	Shutterfly, Inc. *	1,609,644
218,341	ZipRealty, Inc. *	698,691
		6,894,925
	Internet - Infrastructure - 44.9%
3,600	Apple Computer, Inc.	2,278,800
39,700	Applied Optoelectronics, Inc. *	849,977
4,600	athenahealth Inc. *	583,786
30,000	Broadcom Corp. - Class A	956,100
65,900	CEVA, Inc. *	1,031,335
50,000	Cisco Systems, Inc.	1,231,000
55,000	Ellie Mae, Inc. *	1,531,750
131,000	Immersion Corp. *	1,416,110
518,451	iPass Inc. *	668,802
40,181	LogMeIn, Inc. *	1,710,505
326,000	Mitek Systems, Inc. *	1,062,760
62,000	Numerex Corp. *	701,220
85,000	Rally Software Development Corp. *	1,110,100
22,400	Red Hat, Inc. *	1,122,688
19,800	Salesforce.com, Inc. *	1,042,074
8,896	SanDisk Corp.	859,620
126,500	Silicon Image, Inc. *	661,595
		18,818,222
	Internet - Media - 36.0%
25,000	Facebook, Inc. *	1,582,500
3,840	Google Inc. *	2,154,163
208,084	Jiayuan.com International Ltd. - ADR ^	1,231,857
10,200	LinkedIn Corp. *	1,632,918
38,500	SINA Corp. *^	1,725,185
134,000	Tencent Holdings Ltd. (HK)	1,895,013
10,400	TripAdvisor, Inc. *	1,010,568
20,000	Twitter, Inc. *	648,800
54,874	Yahoo! Inc. *	1,901,384
20,000	Yelp! Inc. *	1,323,000
		15,105,388
	TOTAL COMMON STOCKS (Cost $28,146,326)	40,818,535

	SHORT TERM INVESTMENT - 2.6%
	Money Market Fund - 2.6%
1,092,991	Fidelity Government Portfolio-Class I, 0.01% (a)	1,092,991
	TOTAL SHORT TERM INVESTMENT (Cost $1,092,991)	1,092,991

	TOTAL INVESTMENTS (Cost $29,239,317) - 99.9%	41,911,526
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	46,494
	TOTAL NET ASSETS - 100.0%	$41,958,020

*	Non Income Producing.
^	U.S. Dollar-denominated foreign security.
(a)	7-day yield.
ADR	American Depositary Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

Jacob Internet Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Internet Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund  has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Internet Fund's investments as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$6,894,925	$-	$-	$6,894,925
Internet - Infrastructure	18,818,222	-	-	18,818,222
Internet - Media	13,210,375	1,895,013	-	15,105,388
Total Common Stock	38,923,522	1,895,013	-	40,818,535

Short Term Investment
Money Market Fund	1,092,991	-	-	1,092,991

Total Investments in Securities	$40,016,513	$1,895,013	$-	$41,911,526

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.4%
	Arts, Entertainment, and Recreation - 5.8%
86,900	DHX Media Ltd. ^	$446,401
17,400	Multimedia Games Holding Co., Inc. *	500,250
		946,651
	Biotech & Pharmaceuticals - 13.9%
68,400	Array BioPharma Inc. *	287,280
16,000	Celldex Therapeutics, Inc. *	233,760
41,951	Cempra, Inc. *	396,856
142,125	Curis, Inc. *	252,983
47,000	Merrimack Pharmaceuticals, Inc. *	365,190
28,000	Omeros Corp. *	327,320
38,600	Tetraphase Pharmaceuticals, Inc. *	406,844
		2,270,233
	Energy-Exploration & Production - 14.4%
11,600	Carrizo Oil & Gas, Inc. *	666,536
13,700	Matador Resources Co. *	340,856
43,800	Penn Virginia Corp. *	664,884
66,750	Triangle Petroleum Corp. *	670,838
		2,343,114
	Energy-Infrastructure & Services - 2.5%
5,700	Chart Industries, Inc. *	409,773

	Financial - 3.0%
32,050	HomeTrust Bancshares, Inc. *	485,237

	Health Care Providers & Services - 1.6%
10,700	Capital Senior Living Corp. *	254,018

	Industrial - 7.7%
14,044	Advanced Emissions Solutions, Inc. *	328,770
8,200	MasTec, Inc. *	295,200
8,600	Mistras Group, Inc. *	195,736
17,000	XPO Logistics, Inc. *	427,210
		1,246,916
	Medical Devices - 8.9%
42,556	Derma Sciences, Inc. *	433,220
8,000	DexCom, Inc. *	270,080
9,800	Foundation Medicine, Inc. *	232,554
102,200	TearLab Corp. *	509,978
		1,445,832
	Retail & Restaurants - 5.1%
18,200	Steven Madden, Ltd. *	579,852
28,200	Tilly's Inc. - Class A *	247,878
		827,730

		Technology-Hardware - 4.6%
15,800		Applied Optoelectronics, Inc. *	338,278
26,303		CEVA, Inc. *	411,642
			749,920
		Technology-Software & Services - 28.9%
60,000		E-House (China) Holdings Ltd. - ADR ^	565,200
21,800		Ellie Mae, Inc. *	607,130
47,500		Immersion Corp. *	513,475
15,925		LogMeIn, Inc. *	677,927
25,000		Numerex Corp. *	282,750
34,600		Rally Software Development Corp. *	451,876
15,883		Shutterfly, Inc. *	653,427
12,800		SINA Corp. *^	573,568
5,600		Yelp! Inc. *	370,440
			4,695,793
		TOTAL COMMON STOCKS (Cost $13,900,285)	15,675,217

		SHORT TERM INVESTMENT - 3.8%
		Money Market Fund - 3.8%
626,195		Fidelity Government Portfolio-Class I, 0.01%(a)	626,195
		TOTAL SHORT TERM INVESTMENT (Cost $626,195)	626,195

		TOTAL INVESTMENTS (Cost $14,526,480) - 100.2%	16,301,412
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(36,115)
		TOTAL NET ASSETS - 100.0%	$16,265,297

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Small Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provides an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Small Cap Growth Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Small Cap Growth Fund's investments as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$946,651	$-	$-	$946,651
Biotech & Pharmaceuticals	2,270,233	-	-	2,270,233
Energy-Exploration & Production	2,343,114	-	-	2,343,114
Energy-Infrastructure & Services	409,773	-	-	409,773
Financial	485,237	-	-	485,237
Health Care Providers & Services	254,018	-	-	254,018
Industrial	1,246,916	-	-	1,246,916
Medical Devices	1,445,832	-	-	1,445,832
Retail & Restaurants	827,730	-	-	827,730
Technology-Hardware	749,920	-	-	749,920
Technology-Software & Services	4,695,793	-	-	4,695,793
Total Common Stock	15,675,217	-	-	15,675,217

Short Term Investment
Money Market Fund	626,195	-	-	626,195

Total Investments in Securities	$16,301,412	$-	$-	$16,301,412

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB MICRO CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 95.0%
	Arts, Entertainment, and Recreation - 4.2%
58,600	DHX Media Ltd.^	$301,026
8,100	Multimedia Games Holding Co., Inc. *	232,875
		533,901
	Biotech & Pharmaceuticals - 16.2%
63,000	Array BioPharma Inc. *	264,600
15,110	BioAmber, Inc. *	150,798
11,954	Cancer Genetics, Inc. *	122,409
28,121	Cempra, Inc. *	266,025
114,739	Curis, Inc. *	204,235
44,000	Merrimack Pharmaceuticals, Inc. *	341,880
166,100	NovaBay Pharmaceuticals, Inc. *	146,201
25,000	Omeros Corp. *	292,250
26,900	Tetraphase Pharmaceuticals, Inc. *	283,526
		2,071,924
	Energy-Exploration & Production - 8.7%
30,000	Penn Virginia Corp. *	455,400
65,388	Triangle Petroleum Corp. *	657,149
		1,112,549
	Financial - 2.4%
20,000	HomeTrust Bancshares, Inc. *	302,800

	Food & Beverages - 2.3%
62,413	Reed's, Inc. *	295,838

	Health Care Providers & Services - 1.7%
9,000	Capital Senior Living Corp. *	213,660

	Industrial - 9.1%
11,720	Advanced Emissions Solutions, Inc. *	274,365
24,378	CECO Environmental Corp.	349,093
55,000	Energy Recovery, Inc. *	284,900
10,900	Mistras Group, Inc. *	248,084
		1,156,442
	Medical Devices - 11.5%
35,671	Derma Sciences, Inc. *	363,131
5,600	Foundation Medicine, Inc. *	132,888
58,000	iCAD, Inc. *	383,960
50,000	Nanosphere, Inc. *	67,500
10,350	STAAR Surgical Co. *	159,700
72,400	TearLab Corp. *	361,276
		1,468,455
	Retail & Restaurants - 1.8%
26,400	Tilly's Inc. - Class A *	232,056

		Technology-Hardware - 8.9%
9,000		Applied Optoelectronics, Inc. *	192,690
17,840		CEVA, Inc. *	279,196
85,000		Lantronix, Inc. *	168,300
210,000		Netlist, Inc. *	262,500
44,119		Silicon Image, Inc. *	230,742
			1,133,428
		Technology-Software & Services - 28.2%
15,900		Ellie Mae, Inc. *	442,815
37,160		Immersion Corp. *	401,700
164,681		iPass Inc. *	212,439
85,232		Jiayuan.com International Ltd. - ADR ^	504,573
16,164		LogMeIn, Inc. *	688,101
96,000		Mitek Systems, Inc. *	312,960
21,000		Numerex Corp. *	237,510
24,700		Rally Software Development Corp. *	322,582
50,000		Vringo, Inc. *	164,500
96,545		ZipRealty, Inc. *	308,944
			3,596,124
		TOTAL COMMON STOCKS (Cost $11,548,739)	12,117,177

		SHORT TERM INVESTMENT - 5.3%
		Money Market Fund - 5.3%
672,618		Fidelity Government Portfolio-Class I, 0.01%(a)	672,618
		TOTAL SHORT TERM INVESTMENT (Cost $672,618)	672,618

		TOTAL INVESTMENTS (Cost $12,221,357) - 100.3%	12,789,795
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%	(44,003)
		TOTAL NET ASSETS - 100.0%	$12,745,792

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Micro Cap Growth Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Micro Cap Growth Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Micro Cap Growth Fund's investments as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Arts, Entertainment, and Recreation	$533,901	$-	$-	$533,901
Biotech & Pharmaceuticals	2,071,924	-	-	2,071,924
Energy-Exploration & Production	1,112,549	-	-	1,112,549
Financial	302,800	-	-	302,800
Food & Beverages	295,838	-	-	295,838
Health Care Providers & Services	213,660	-	-	213,660
Industrial	1,156,442	-	-	1,156,442
Medical Devices	1,468,455	-	-	1,468,455
Retail & Restaurants	232,056	-	-	232,056
Technology-Hardware	1,133,428	-	-	1,133,428
Technology-Software & Services	3,596,124	-	-	3,596,124
Total Common Stock	12,117,177	-	-	12,117,177

Short Term Investment
Money Market Fund	672,618	-	-	672,618

Total Investments in Securities	$12,789,795	$-	$-	$12,789,795

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

JACOB WISDOM FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.2%
	Air Freight & Logistics - 4.2%
1,200	Union Pacific Corp.	$239,124
2,400	United Parcel Service, Inc. (UPS) - Class B	249,312
		488,436
	Beverages - 6.9%
2,400	Anheuser-Busch InBev NV - ADR ^	263,808
7,500	The Coca-Cola Co.	306,825
1,800	Diageo plc - ADR ^	231,822
		802,455
	Cable/Satellite TV - 6.7%
4,000	DIRECTV *	329,760
5,000	Liberty Global plc *^	214,000
2,700	Viacom Inc.	230,391
		774,151
	Commercial Banks - 2.8%
12,000	Banco Latinoamericano de Comercio Exterior SA^	320,880

	Commercial Services & Supplies - 6.9%
600	AutoZone, Inc. *	319,500
1,200	The Sherwin-Williams Co.	245,532
4,000	Verisk Analytics, Inc. - Class A *	236,760
		801,792
	Consumer Finance - 8.6%
3,600	American Express Co.	329,400
4,500	MasterCard, Inc. - Class A	344,025
1,500	Visa Inc. - Class A	322,245
		995,670
	Consumer Non-Cyclical - 5.2%
5,400	Lorillard, Inc.	335,718
3,000	Philip Morris International Inc.	265,620
		601,338
	Diversifed Manufacturing - 2.2%
3,000	Dover Corp.	261,540

	Food & Staples Retailing - 4.1%
1,500	Costco Wholesale Corp.	174,030
4,000	Wal-Mart Stores, Inc.	307,080
		481,110
	Food Products - 6.1%
5,000	Campbell Soup Co.	229,500
3,000	Mead Johnson Nutrition Co.	268,410
4,800	Unilever NV - NY Shares - ADR ^	208,368
		706,278
	Health Care Equipment & Supplies - 5.6%
2,700	C.R. Bard, Inc.	399,357
3,600	DaVita HealthCare Partners Inc. *	254,124
		653,481

		Hotels, Restaurants & Leisure - 4.5%
3,000		McDonald's Corp.	304,290
1,400		Panera Bread Co. *	215,054
			519,344
		Insurance - 4.9%
2		Berkshire Hathaway Inc. - Class A *	384,000
2,000		The Chubb Corp.	185,320
			569,320
		Machinery - 8.1%
2,000		Cummins Inc.	305,860
4,800		The Toro Co.	309,984
3,000		WABCO Holdings Inc. *	320,310
			936,154
		Oil, Gas & Consumable Fuels - 4.5%
3,000		Exxon Mobil Corp.	301,590
5,000		Southwestern Energy Co. *	227,350
			528,940
		Pharmaceuticals - 2.1%
4,000		Eli Lilly & Co.	239,440

		Technology-Hardware & Software - 10.3%
1,300		Apple Computer, Inc.	822,900
2,000		International Business Machines Corp. (IBM)	368,720
			1,191,620
		Textiles, Apparel & Luxury Goods - 5.5%
6,000		Kohl's Corp.	326,640
4,000		Nike, Inc. - Class B	307,640
			634,280
		TOTAL COMMON STOCKS (Cost $7,529,411)	11,506,229

		SHORT TERM INVESTMENT - 1.0%
		Money Market Fund - 1.0%
111,748		Fidelity Government Portfolio-Class I, 0.01%(a)	111,748
		TOTAL SHORT TERM INVESTMENT (Cost $111,748)	111,748

		TOTAL INVESTMENTS (Cost $7,641,159) - 100.2%	11,617,977
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(25,112)
		TOTAL NET ASSETS - 100.0%	$11,592,865

	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	(a)	7-day yield.
	ADR	American Depositary Receipt.

Jacob Wisdom Fund Summary of Fair Value Exposure
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Wisdom Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Wisdom Fund's investments as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock
Air Freight & Logistics	$488,436	$-	$-	$488,436
Beverages	802,455	-	-	802,455
Cable/Satellite TV	774,151	-	-	774,151
Commercial Banks	320,880	-	-	320,880
Commercial Services & Supplies	801,792	-	-	801,792
Consumer Finance	995,670	-	-	995,670
Consumer Non-Cyclical	601,338	-	-	601,338
Diversified Manufacturing	261,540	-	-	261,540
Food & Staples Retailing	481,110	-	-	481,110
Food Products	706,278	-	-	706,278
Health Care Equipment & Supplies	653,481	-	-	653,481
Hotels, Restaurants & Leisure	519,344	-	-	519,344
Insurance	569,320	-	-	569,320
Machinery	936,154	-	-	936,154
Oil, Gas & Consumable Fuels	528,940	-	-	528,940
Pharmaceuticals	239,440	-	-	239,440
Technology-Hardware & Software	1,191,620	-	-	1,191,620
Textiles, Apparel & Luxury Goods	634,280	-	-	634,280
Total Common Stock	11,506,229	-	-	11,506,229

Short Term Investment
Money Market Fund	111,748	-	-	111,748

Total Investments in Securities	$11,617,977	$-	$-	$11,617,977

*There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments in the Jacob Internet Fund for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$29,239,317
Gross unrealized appreciation	15,610,516
Gross unrealized depreciation	(2,938,307)
Net unrealized appreciation	$12,672,209

The cost basis of investments in the Jacob Small Cap Growth Fund for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$14,526,480
Gross unrealized appreciation	3,395,845
Gross unrealized depreciation	(1,620,913)
Net unrealized appreciation	$1,774,932

The cost basis of investments in the Jacob Micro Cap Growth Fund for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$12,221,357
Gross unrealized appreciation	2,225,822
Gross unrealized depreciation	(1,657,384)
Net unrealized appreciation	$568,438

The cost basis of investments in the Jacob Wisdom Fund for federal income tax purposes at May 31, 2014 was as follows*:

Cost of investments	$7,641,159
Gross unrealized appreciation	4,041,033
Gross unrealized depreciation	(64,215)
Net unrealized appreciation	$3,976,818

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)). Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Jacob Funds Inc.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date   July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Ryan Jacob
                                           Ryan Jacob, President

Date  July 16, 2014

By (Signature and Title) /s/ Francis Alexander
                                           Francis Alexander, Treasurer

Date   July 22, 2014